Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000857769
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2013
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement -- [Text Block]	jhcatxfrif_SupplementTextBlock_04

John Hancock High Yield Municipal Bond Fund
Supplement dated November 19, 2013 to the current Prospectus

In the "Fund summary — Principal risks" section, the subsection "State/region risk" is hereby revised and restated as follows:

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.

John Hancock Tax-Free Bond Fund
Supplement dated November 19, 2013 to the current Prospectus

In the "Fund summary — Principal risks" section, the subsection "State/region risk" is hereby revised and restated as follows:

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.

(John Hancock High Yield Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.

(John Hancock Tax-Free Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.